DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE Hedged Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Australia - 7.5%
Ampol Ltd.	58,518	$1,297,858
ANZ Group Holdings Ltd.	769,988	12,771,783
APA Group(a)	309,087	2,231,676
Aristocrat Leisure Ltd.	149,898	3,685,658
ASX Ltd.	48,280	2,210,458
Aurizon Holdings Ltd.	447,048	995,710
BHP Group Ltd.	1,297,146	39,452,810
BlueScope Steel Ltd.	117,848	1,511,457
Brambles Ltd.	367,867	3,185,811
Cochlear Ltd.	16,435	2,457,556
Coles Group Ltd.	348,170	4,259,277
Commonwealth Bank of Australia	434,383	29,431,325
Computershare Ltd.	135,321	2,258,227
CSL Ltd.	123,711	24,665,539
Dexus REIT	264,610	1,501,013
EBOS Group Ltd.	43,244	1,186,355
Endeavour Group Ltd.	379,573	1,744,483
Fortescue Metals Group Ltd.	434,911	6,262,746
Goodman Group REIT	433,325	5,790,868
GPT Group REIT	480,915	1,524,193
IDP Education Ltd.	50,836	981,757
IGO Ltd.	165,306	1,460,508
Insurance Australia Group Ltd.	614,328	1,922,224
Lendlease Corp. Ltd.(a)	156,779	805,994
Lottery Corp. Ltd.*	595,559	2,079,902
Macquarie Group Ltd.	94,516	12,053,441
Medibank Pvt Ltd.	688,520	1,547,439
Mineral Resources Ltd.	42,878	2,382,072
Mirvac Group REIT	977,446	1,493,033
National Australia Bank Ltd.	810,232	16,356,158
Newcrest Mining Ltd.	224,624	3,406,910
Northern Star Resources Ltd.	307,637	2,146,683
Orica Ltd.	109,880	1,197,800
Origin Energy Ltd.	434,336	2,341,041
Pilbara Minerals Ltd.*	637,758	1,789,545
Qantas Airways Ltd.*	220,387	952,076
QBE Insurance Group Ltd.	384,296	3,899,580
Ramsay Health Care Ltd.	46,080	2,094,539
REA Group Ltd.	12,948	1,070,531
Reece Ltd.	61,598	685,571
Rio Tinto Ltd.	95,731	7,519,444
Santos Ltd.	833,020	3,923,775
Scentre Group REIT	1,279,445	2,565,598
SEEK Ltd.	80,752	1,313,894
Sonic Healthcare Ltd.	113,665	2,463,588
South32 Ltd.	1,187,694	3,468,526
Stockland REIT	582,023	1,503,911
Suncorp Group Ltd.	308,116	2,664,207
Telstra Group Ltd.	1,044,590	2,924,084
Transurban Group(a)	788,073	7,519,576
Treasury Wine Estates Ltd.	179,118	1,688,605
Vicinity Ltd. REIT	959,887	1,317,653
Washington H Soul Pattinson & Co. Ltd.	52,938	1,038,737
Wesfarmers Ltd.	290,348	9,424,901
Westpac Banking Corp.	900,149	13,646,656
WiseTech Global Ltd.	36,508	1,547,673
Woodside Energy Group Ltd.	487,897	11,789,468
Woolworths Group Ltd.	313,487	7,788,106

(Cost $278,919,827)		293,200,009

Austria - 0.2%
Erste Group Bank AG	88,070	3,463,379
OMV AG	38,117	1,858,987
Verbund AG	16,474	1,430,556
voestalpine AG	31,281	1,158,669

(Cost $6,150,506)		7,911,591

Belgium - 0.9%
Ageas SA/NV	40,636	1,836,565
Anheuser-Busch InBev SA/NV	222,721	13,481,788
D’ieteren Group	6,569	1,274,964
Elia Group SA/NV	8,094	1,068,416
Groupe Bruxelles Lambert NV	24,830	2,088,410
KBC Group NV	64,328	4,810,409
Sofina SA	3,808	952,154
Solvay SA	18,669	2,137,527
UCB SA	32,599	2,805,980
Umicore SA	52,860	1,765,080
Warehouses De Pauw CVA REIT	44,858	1,374,045

(Cost $38,774,337)		33,595,338

Chile - 0.0%
Antofagasta PLC
(Cost $1,313,922)	99,236	1,874,047

Denmark - 2.9%
A.P. Moller - Maersk A/S, Class A	815	1,866,947
A.P. Moller - Maersk A/S, Class B	1,291	3,010,538
Carlsberg A/S, Class B	25,185	3,563,883
Chr Hansen Holding A/S	27,371	1,897,714
Coloplast A/S, Class B	31,252	3,614,139
Danske Bank A/S	173,711	4,034,796
Demant A/S*	19,981	598,829
DSV A/S	48,308	8,793,820
Genmab A/S*	16,952	6,378,937
Novo Nordisk A/S, Class B	423,814	59,997,230
Novozymes A/S, Class B	51,430	2,479,030
Orsted AS, 144A	48,828	4,268,690
Pandora A/S	22,795	2,161,898
ROCKWOOL A/S, Class B	2,335	531,734
Tryg A/S	88,701	1,965,727
Vestas Wind Systems A/S	259,254	7,390,363

(Cost $63,880,068)		112,554,275

Finland - 1.3%
Elisa OYJ	35,372	2,009,825
Fortum OYJ	112,042	1,713,609
Kesko OYJ, Class B	73,206	1,592,735
Kone OYJ, Class B	85,864	4,463,723
Metso Outotec OYJ	172,403	1,838,095
Neste OYJ	109,105	5,272,643
Nokia OYJ	1,390,093	6,439,186
Nordea Bank Abp	844,210	10,696,982
Orion OYJ, Class B	26,812	1,263,396
Sampo OYJ, Class A	123,586	6,018,208
Stora Enso OYJ, Class R	136,532	1,934,371
UPM-Kymmene OYJ	137,929	5,005,401
Wartsila OYJ Abp	119,320	1,155,531

(Cost $46,106,215)		49,403,705

France - 11.8%
Accor SA*	39,368	1,310,813
Aeroports de Paris*	7,359	1,069,858
Air Liquide SA	134,047	21,346,628
Airbus SE	151,700	19,899,396
Alstom SA(b)	82,394	2,425,333
Amundi SA, 144A	15,111	997,333
Arkema SA	14,414	1,466,026
AXA SA	482,413	15,230,912
BioMerieux	10,116	992,290
BNP Paribas SA	284,525	19,907,323
Bollore SE	215,687	1,206,819
Bouygues SA	59,701	2,023,190
Bureau Veritas SA	71,927	2,058,649
Capgemini SE	42,179	7,934,375
Carrefour SA	149,759	2,963,666
Cie de Saint-Gobain	125,712	7,489,953
Cie Generale des Etablissements Michelin SCA	175,151	5,508,624
Covivio SA REIT	12,367	793,991
Credit Agricole SA	316,142	3,866,141
Danone SA	164,175	9,245,016
Dassault Aviation SA	6,185	1,064,363
Dassault Systemes SE	171,692	6,642,879
Edenred	62,334	3,515,424
Eiffage SA	22,426	2,466,878
Engie SA	468,509	6,856,320
EssilorLuxottica SA(b)	74,601	12,972,063
Eurazeo SE	9,652	651,329
Gecina SA REIT	11,409	1,316,543
Getlink SE	109,547	1,845,196
Hermes International	8,110	14,715,471
Ipsen SA	9,424	1,077,516
Kering SA	19,264	11,308,423
Klepierre SA REIT*	57,747	1,445,740
La Francaise des Jeux SAEM, 144A	25,953	1,026,374
Legrand SA	68,728	6,367,961
L’Oreal SA	61,778	24,510,010
LVMH Moet Hennessy Louis Vuitton SE	70,787	59,073,553
Orange SA	510,891	5,831,668
Pernod Ricard SA	52,903	11,062,405
Publicis Groupe SA	58,803	4,679,623
Remy Cointreau SA	5,774	1,016,232
Renault SA*	48,570	2,181,790
Safran SA	88,345	12,517,560
Sanofi	292,292	27,480,993
Sartorius Stedim Biotech	6,945	2,267,626
Schneider Electric SE	138,928	22,353,147
SEB SA(b)	7,047	815,425
Societe Generale SA	207,972	6,009,636
Sodexo SA	22,054	2,046,669
Teleperformance	14,856	3,865,446
Thales SA	26,878	3,758,296
TotalEnergies SE(b)	637,207	39,474,655
Unibail-Rodamco-Westfield REIT*(b)	31,698	2,009,607
Valeo	47,703	995,739
Veolia Environnement SA	171,659	5,140,070
Vinci SA	137,928	15,732,397
Vivendi SE	194,591	2,006,323
Wendel SE	7,354	836,170
Worldline SA, 144A*	60,010	2,508,437

(Cost $342,703,269)		459,182,293

Germany - 7.8%
adidas AG	42,400	6,352,954
Allianz SE	103,290	24,269,855
BASF SE	236,207	12,110,809
Bayer AG	251,756	14,989,035
Bayerische Motoren Werke AG	84,358	8,721,790
Bechtle AG	20,255	855,449
Beiersdorf AG	25,413	3,037,365
Brenntag SE	38,797	2,929,941
Carl Zeiss Meditec AG	10,187	1,360,856
Commerzbank AG*	268,020	3,267,162
Continental AG	27,873	2,004,727
Covestro AG, 144A	48,792	2,149,444
Daimler Truck Holding AG*	116,228	3,689,875
Delivery Hero SE, 144A*	42,845	1,730,663
Deutsche Bank AG(c)	530,250	6,617,977
Deutsche Boerse AG	48,480	8,460,755
Deutsche Lufthansa AG*	148,873	1,546,602
Deutsche Post AG	255,282	10,832,874
Deutsche Telekom AG	827,191	18,578,928
E.ON SE	575,683	6,299,071
Evonik Industries AG	50,650	1,083,772
Fresenius Medical Care AG & Co. KGaA	54,923	2,144,759
Fresenius SE & Co. KGaA	109,851	3,024,411
GEA Group AG	40,142	1,767,110
Hannover Rueck SE	15,450	3,001,928

HeidelbergCement AG	37,869	2,608,320
HelloFresh SE*	45,024	1,012,918
Henkel AG & Co. KGaA	26,278	1,819,133
Infineon Technologies AG	334,926	11,872,732
Knorr-Bremse AG	18,085	1,232,259
LEG Immobilien SE	18,526	1,347,741
Mercedes-Benz Group AG	205,668	15,803,924
Merck KGaA	33,296	6,316,202
MTU Aero Engines AG	13,495	3,261,532
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,827	12,357,307
Nemetschek SE	13,904	789,432
Puma SE	26,268	1,678,134
Rational AG	1,244	826,309
Rheinmetall AG	10,996	2,798,291
RWE AG	164,457	6,999,595
SAP SE	267,285	30,385,391
Scout24 SE, 144A	21,475	1,179,317
Siemens AG	195,922	29,985,709
Siemens Energy AG*(b)	110,673	2,220,606
Siemens Healthineers AG, 144A	73,294	3,828,090
Symrise AG	34,302	3,512,023
Telefonica Deutschland Holding AG	256,648	779,352
United Internet AG	24,601	539,144
Volkswagen AG	6,946	1,240,137
Vonovia SE	185,370	4,676,171
Zalando SE, 144A*	60,505	2,406,255

(Cost $300,188,881)		302,304,136

Hong Kong - 2.7%
AIA Group Ltd.	3,034,297	32,181,469
BOC Hong Kong Holdings Ltd.	969,739	3,280,069
Budweiser Brewing Co. APAC Ltd., 144A	416,647	1,247,383
CK Asset Holdings Ltd.	486,697	3,050,614
CK Hutchison Holdings Ltd.	701,753	4,184,019
CK Infrastructure Holdings Ltd.	144,145	760,262
CLP Holdings Ltd.	412,342	2,918,134
ESR Group Ltd., 144A	559,913	951,568
Futu Holdings Ltd., ADR*(b)	14,801	728,357
Galaxy Entertainment Group Ltd.	569,218	3,785,408
Hang Lung Properties Ltd.	498,419	961,355
Hang Seng Bank Ltd.	200,677	3,262,209
Henderson Land Development Co. Ltd.	360,878	1,266,618
HKT Trust & HKT Ltd.(a)	1,012,420	1,315,602
Hong Kong & China Gas Co. Ltd.	2,812,198	2,644,026
Hong Kong Exchanges & Clearing Ltd.	309,387	12,400,075
Hongkong Land Holdings Ltd.	281,000	1,284,170
Jardine Matheson Holdings Ltd.	43,057	2,132,183
Link REIT	529,789	3,482,701
MTR Corp. Ltd.	420,586	2,119,165
New World Development Co. Ltd.	346,727	943,081
Power Assets Holdings Ltd.	372,269	1,991,910
Sino Land Co. Ltd.	815,436	1,045,085
SITC International Holdings Co. Ltd.	366,501	765,742
Sun Hung Kai Properties Ltd.	376,168	5,137,362
Swire Pacific Ltd., Class A	122,066	995,264
Swire Properties Ltd.	343,175	902,816
Techtronic Industries Co. Ltd.	357,715	3,556,916
WH Group Ltd., 144A	2,054,346	1,193,444
Wharf Real Estate Investment Co. Ltd.	418,468	2,292,420
Xinyi Glass Holdings Ltd.	503,637	940,622

(Cost $99,113,330)		103,720,049

Ireland - 1.1%
AerCap Holdings NV*	33,920	2,117,965
AIB Group PLC	288,402	1,234,203
Bank of Ireland Group PLC	269,896	2,977,442
CRH PLC	191,893	9,036,014
DCC PLC	24,927	1,385,835
Experian PLC	237,440	8,011,215
Flutter Entertainment PLC*	42,876	6,909,065
James Hardie Industries PLC CDI	111,509	2,328,318
Kerry Group PLC, Class A	40,987	3,928,555
Kingspan Group PLC	39,013	2,541,041
Smurfit Kappa Group PLC	65,365	2,445,361

(Cost $33,507,349)		42,915,014

Israel - 0.7%
Azrieli Group Ltd.	12,782	717,225
Bank Hapoalim BM	319,596	2,675,110
Bank Leumi Le-Israel BM	403,737	3,141,798
Bezeq The Israeli Telecommunication Corp. Ltd.	541,269	749,367
Check Point Software Technologies Ltd.*	25,288	3,128,631
CyberArk Software Ltd.*	10,140	1,467,968
Elbit Systems Ltd.	6,202	1,051,491
First International Bank Of Israel Ltd.	16,218	574,870
ICL Group Ltd.	176,686	1,284,497
Israel Discount Bank Ltd., Class A	307,046	1,457,321
Mizrahi Tefahot Bank Ltd.	38,454	1,144,126
Nice Ltd.*	16,468	3,407,732
Teva Pharmaceutical Industries Ltd., ADR*	280,039	2,775,187
Tower Semiconductor Ltd.*	27,452	1,122,606
Wix.com Ltd.*	14,332	1,297,476

(Cost $26,594,972)		25,995,405

Italy - 2.1%
Amplifon SpA	28,807	834,246
Assicurazioni Generali SpA	285,088	5,641,769
Davide Campari-Milano NV	132,057	1,479,875
DiaSorin SpA	6,175	745,548
Enel SpA	2,090,298	11,755,401
Eni SpA	642,795	9,087,335
Ferrari NV	32,327	8,387,365
FinecoBank Banca Fineco SpA	152,973	2,645,423

Infrastrutture Wireless Italiane SpA, 144A	83,943	925,155
Intesa Sanpaolo SpA	4,099,031	11,105,501
Mediobanca Banca di Credito Finanziario SpA	149,644	1,598,613
Moncler SpA	51,350	3,139,286
Nexi SpA, 144A*	158,878	1,285,882
Poste Italiane SpA, 144A	129,756	1,399,878
Prysmian SpA	63,883	2,457,487
Recordati Industria Chimica e Farmaceutica SpA	25,977	1,102,882
Snam SpA	510,033	2,506,340
Telecom Italia SpA*(b)	2,612,275	854,321
Terna - Rete Elettrica Nazionale	372,098	2,805,353
UniCredit SpA	491,977	10,068,006

(Cost $70,408,884)		79,825,666

Japan - 21.0%
Advantest Corp.	44,900	3,564,827
Aeon Co. Ltd.(b)	172,400	3,216,158
AGC, Inc.	52,400	1,939,672
Aisin Corp.	41,854	1,146,601
Ajinomoto Co., Inc.	116,647	3,442,309
ANA Holdings, Inc.*(b)	46,200	937,708
Asahi Group Holdings Ltd.	116,765	4,130,148
Asahi Intecc Co. Ltd.	51,100	870,714
Asahi Kasei Corp.	338,400	2,360,635
Astellas Pharma, Inc.	470,932	6,637,424
Azbil Corp.	27,800	722,794
Bandai Namco Holdings, Inc.	52,600	3,250,534
BayCurrent Consulting, Inc.	33,800	1,328,119
Bridgestone Corp.	146,076	5,605,722
Brother Industries Ltd.	58,200	856,190
Canon, Inc.	255,586	5,519,817
Capcom Co. Ltd.	48,000	1,510,631
Central Japan Railway Co.	37,254	4,189,040
Chiba Bank Ltd.	152,400	1,115,955
Chubu Electric Power Co., Inc.	176,000	1,825,214
Chugai Pharmaceutical Co. Ltd.	172,500	4,299,989
Concordia Financial Group Ltd.	282,215	1,212,558
CyberAgent, Inc.	124,000	1,061,907
Dai Nippon Printing Co. Ltd.	52,400	1,404,723
Daifuku Co. Ltd.	25,521	1,392,685
Dai-ichi Life Holdings, Inc.	250,538	5,342,713
Daiichi Sankyo Co. Ltd.	448,393	14,105,007
Daikin Industries Ltd.	63,588	10,902,735
Daito Trust Construction Co. Ltd.	15,813	1,490,072
Daiwa House Industry Co. Ltd.	156,136	3,604,241
Daiwa House REIT Investment Corp. REIT(b)	611	1,261,445
Daiwa Securities Group, Inc.	330,587	1,580,641
Denso Corp.	110,653	5,883,126
Dentsu Group, Inc.	49,500	1,588,741
Disco Corp.	7,400	2,320,737
East Japan Railway Co.	77,553	3,933,613
Eisai Co. Ltd.	64,552	3,485,633
ENEOS Holdings, Inc.	765,328	2,643,559
FANUC Corp.	49,217	8,375,439
Fast Retailing Co. Ltd.(b)	44,851	8,861,165
Fuji Electric Co. Ltd.	31,200	1,205,332
FUJIFILM Holdings Corp.	92,354	4,309,921
Fujitsu Ltd.	50,302	6,472,704
GLP J REIT(b)	1,255	1,319,015
GMO Payment Gateway, Inc.	10,700	879,387
Hakuhodo DY Holdings, Inc.	47,059	524,664
Hamamatsu Photonics KK	37,100	1,820,190
Hankyu Hanshin Holdings, Inc.	56,940	1,620,524
Hikari Tsushin, Inc.	4,900	711,491
Hirose Electric Co. Ltd.	6,966	851,852
Hitachi Construction Machinery Co. Ltd.	23,800	532,268
Hitachi Ltd.	247,701	12,534,684
Honda Motor Co. Ltd.	416,599	10,837,602
Hoshizaki Corp.	26,200	928,464
Hoya Corp.	91,474	9,049,648
Hulic Co. Ltd.	93,000	740,421
Ibiden Co. Ltd.	30,000	1,030,076
Idemitsu Kosan Co. Ltd.	51,784	1,154,305
Iida Group Holdings Co. Ltd.	32,300	536,851
Inpex Corp.	261,017	2,747,144
Isuzu Motors Ltd.	146,200	1,749,181
ITOCHU Corp.	304,254	9,092,648
Itochu Techno-Solutions Corp.	30,300	674,298
Japan Airlines Co. Ltd.*	33,773	635,996
Japan Exchange Group, Inc.	135,378	2,020,404
Japan Metropolitan Fund Invest REIT(b)	1,916	1,439,586
Japan Post Bank Co. Ltd.(b)	100,858	871,132
Japan Post Holdings Co. Ltd.	608,113	5,404,258
Japan Post Insurance Co. Ltd.	45,000	780,654
Japan Real Estate Investment Corp. REIT	343	1,420,822
Japan Tobacco, Inc.	307,041	6,245,456
JFE Holdings, Inc.	122,885	1,521,678
JSR Corp.	41,000	931,989
Kajima Corp.	104,900	1,253,515
Kansai Electric Power Co., Inc.	176,267	1,659,684
Kao Corp.	119,404	4,463,783
KDDI Corp.	412,733	12,082,948
Keio Corp.	25,860	901,221
Keisei Electric Railway Co. Ltd.	31,828	919,857
Keyence Corp.	49,870	21,569,860
Kikkoman Corp.	36,082	1,688,093
Kintetsu Group Holdings Co. Ltd.	42,040	1,273,659
Kirin Holdings Co. Ltd.	215,523	3,227,582
Kobayashi Pharmaceutical Co. Ltd.	14,700	885,315
Kobe Bussan Co. Ltd.	37,000	1,012,265

Koei Tecmo Holdings Co. Ltd.	26,100	437,444
Koito Manufacturing Co. Ltd.	51,200	860,008
Komatsu Ltd.	236,573	5,664,338
Konami Group Corp.	21,966	969,598
Kose Corp.	8,600	972,083
Kubota Corp.	259,281	3,914,304
Kurita Water Industries Ltd.	26,200	1,185,355
Kyocera Corp.	84,100	4,143,387
Kyowa Kirin Co. Ltd.	67,100	1,436,572
Lasertec Corp.	19,400	3,156,035
Lixil Corp.	80,000	1,275,605
M3, Inc.	112,742	2,692,791
Makita Corp.	56,200	1,403,401
Marubeni Corp.	395,700	5,056,869
MatsukiyoCocokara & Co.	29,200	1,357,541
Mazda Motor Corp.	142,500	1,284,180
McDonald’s Holdings Co. Japan Ltd.	19,822	784,698
MEIJI Holdings Co. Ltd.	29,890	1,369,862
MINEBEA MITSUMI, Inc.	90,220	1,565,125
MISUMI Group, Inc.	71,600	1,703,823
Mitsubishi Chemical Group Corp.	316,800	1,845,121
Mitsubishi Corp.	320,625	10,900,614
Mitsubishi Electric Corp.	494,879	5,571,955
Mitsubishi Estate Co. Ltd.	295,051	3,674,187
Mitsubishi HC Capital, Inc.	189,800	991,134
Mitsubishi Heavy Industries Ltd.	81,899	3,016,588
Mitsubishi UFJ Financial Group, Inc.	3,059,852	21,688,981
Mitsui & Co. Ltd.	366,460	10,292,263
Mitsui Chemicals, Inc.	43,300	1,044,695
Mitsui Fudosan Co. Ltd.	231,926	4,420,315
Mitsui OSK Lines Ltd.(b)	88,300	2,308,751
Mizuho Financial Group, Inc.	618,158	9,636,373
MonotaRO Co. Ltd.	62,800	854,215
MS&AD Insurance Group Holdings, Inc.	111,321	3,639,977
Murata Manufacturing Co. Ltd.	146,277	7,864,182
NEC Corp.	65,559	2,347,326
Nexon Co. Ltd.	119,945	2,600,548
NGK Insulators Ltd.	52,700	699,802
Nidec Corp.	114,346	5,791,414
Nihon M&A Center Holdings, Inc.	75,900	633,824
Nintendo Co. Ltd.	282,410	10,628,099
Nippon Building Fund, Inc. REIT	416	1,756,821
NIPPON EXPRESS HOLDINGS, Inc.	19,600	1,094,047
Nippon Paint Holdings Co. Ltd.	212,610	1,856,658
Nippon Prologis REIT, Inc. REIT	533	1,137,599
Nippon Sanso Holdings Corp.	39,300	700,822
Nippon Shinyaku Co. Ltd.	12,000	537,623
Nippon Steel Corp.	207,309	4,624,123
Nippon Telegraph & Telephone Corp.	306,102	8,873,597
Nippon Yusen KK(b)	124,300	3,224,469
Nissan Chemical Corp.	30,949	1,359,297
Nissan Motor Co. Ltd.	622,442	2,411,960
Nisshin Seifun Group, Inc.	45,600	527,152
Nissin Foods Holdings Co. Ltd.	15,800	1,315,941
Nitori Holdings Co. Ltd.	20,601	2,330,105
Nitto Denko Corp.	37,724	2,271,946
Nomura Holdings, Inc.(b)	768,054	3,166,308
Nomura Real Estate Holdings, Inc.	26,536	591,508
Nomura Real Estate Master Fund, Inc. REIT(b)	1,038	1,151,173
Nomura Research Institute Ltd.	101,843	2,273,899
NTT Data Corp.	169,134	2,347,789
Obayashi Corp.	158,400	1,171,524
Obic Co. Ltd.	18,500	2,709,339
Odakyu Electric Railway Co. Ltd.	73,250	888,221
Oji Holdings Corp.	191,668	778,469
Olympus Corp.	312,416	5,263,724
Omron Corp.	49,292	2,647,153
Ono Pharmaceutical Co. Ltd.	97,806	1,996,994
Open House Group Co. Ltd.	19,600	705,373
Oracle Corp.	10,800	736,102
Oriental Land Co. Ltd.	51,300	8,196,772
ORIX Corp.	305,846	5,484,360
Osaka Gas Co. Ltd.	101,500	1,649,734
Otsuka Corp.	27,500	927,068
Otsuka Holdings Co. Ltd.	97,067	2,947,192
Pan Pacific International Holdings Corp.	95,072	1,738,675
Panasonic Holdings Corp.	564,885	4,924,670
Persol Holdings Co. Ltd.	44,200	885,266
Rakuten Group, Inc.	217,386	1,072,920
Recruit Holdings Co. Ltd.	368,853	10,034,384
Renesas Electronics Corp.*	306,700	3,973,551
Resona Holdings, Inc.	553,325	3,047,544
Ricoh Co. Ltd.	138,100	1,073,114
Rohm Co. Ltd.	22,100	1,701,061
SBI Holdings, Inc.	61,225	1,320,685
SCSK Corp.	39,200	568,617
Secom Co. Ltd.	55,100	3,206,326
Seiko Epson Corp.	69,959	964,438
Sekisui Chemical Co. Ltd.	89,000	1,192,942
Sekisui House Ltd.	163,251	3,092,842
Seven & i Holdings Co. Ltd.(b)	192,676	8,618,096
SG Holdings Co. Ltd.	71,700	1,033,727
Sharp Corp.(b)	50,173	346,389
Shimadzu Corp.	59,900	1,731,163
Shimano, Inc.	18,694	2,912,807
Shimizu Corp.	130,000	701,774
Shin-Etsu Chemical Co. Ltd.	94,804	13,334,043
Shionogi & Co. Ltd.	68,195	3,034,729
Shiseido Co. Ltd.	102,357	4,714,338
Shizuoka Financial Group, Inc.	106,100	847,834
SMC Corp.	14,682	7,451,259

SoftBank Corp.	736,500	8,316,762
SoftBank Group Corp.	308,528	12,501,553
Sompo Holdings, Inc.	82,535	3,539,509
Sony Group Corp.	322,716	27,091,505
Square Enix Holdings Co. Ltd.	21,000	936,212
Subaru Corp.	164,434	2,641,837
SUMCO Corp.	86,900	1,199,259
Sumitomo Chemical Co. Ltd.	410,822	1,439,257
Sumitomo Corp.	288,276	4,918,403
Sumitomo Electric Industries Ltd.	181,100	2,228,585
Sumitomo Metal Mining Co. Ltd.	66,400	2,467,658
Sumitomo Mitsui Financial Group, Inc.	334,415	14,668,036
Sumitomo Mitsui Trust Holdings, Inc.	87,981	3,259,991
Sumitomo Realty & Development Co. Ltd.	77,803	1,837,146
Suntory Beverage & Food Ltd.	33,900	1,190,129
Suzuki Motor Corp.	94,226	3,310,073
Sysmex Corp.	42,007	2,517,859
T&D Holdings, Inc.	141,200	2,137,367
Taisei Corp.	44,715	1,458,151
Takeda Pharmaceutical Co. Ltd.	385,211	11,916,630
TDK Corp.	102,472	3,431,914
Terumo Corp.	165,144	4,440,470
TIS, Inc.	56,700	1,407,558
Tobu Railway Co. Ltd.	43,679	975,243
Toho Co. Ltd.	26,400	919,070
Tokio Marine Holdings, Inc.	469,250	9,961,934
Tokyo Electric Power Co. Holdings, Inc.*	390,200	1,295,365
Tokyo Electron Ltd.	38,264	13,127,035
Tokyo Gas Co. Ltd.	98,180	1,895,024
Tokyu Corp.	138,110	1,663,548
TOPPAN, Inc.	65,289	1,181,057
Toray Industries, Inc.	346,743	1,984,372
Toshiba Corp.	99,616	3,085,312
Tosoh Corp.	62,240	846,597
TOTO Ltd.	35,015	1,168,838
Toyota Industries Corp.	36,300	2,130,197
Toyota Motor Corp.	2,712,820	37,109,377
Toyota Tsusho Corp.	53,411	2,181,082
Trend Micro, Inc.	36,276	1,707,827
Unicharm Corp.	105,500	3,907,580
USS Co. Ltd.	58,100	942,623
Welcia Holdings Co. Ltd.(b)	23,200	507,604
West Japan Railway Co.	55,106	2,138,593
Yakult Honsha Co. Ltd.	31,579	2,154,669
Yamaha Corp.	34,681	1,316,887
Yamaha Motor Co. Ltd.	75,974	1,944,617
Yamato Holdings Co. Ltd.	70,671	1,194,330
Yaskawa Electric Corp.(b)	60,320	2,374,611
Yokogawa Electric Corp.	65,844	983,634
Z Holdings Corp.	723,800	1,960,009
ZOZO, Inc.	25,297	562,032

(Cost $745,068,061)		817,389,738

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,184,297)	39,751	828,147

Luxembourg - 0.2%
ArcelorMittal SA	135,381	4,073,111
Aroundtown SA(b)	206,604	535,823
Eurofins Scientific SE(b)	34,029	2,375,504
Tenaris SA	119,970	1,989,671

(Cost $8,217,298)		8,974,109

Macau - 0.1%
Sands China Ltd.*
(Cost $2,437,228)	611,414	2,118,692

Netherlands - 4.8%
ABN AMRO Bank NV, 144A	103,835	1,834,648
Adyen NV, 144A*	5,577	7,935,058
Aegon NV	447,854	2,336,739
Akzo Nobel NV	48,039	3,518,144
Argenx SE*	14,228	5,149,754
ASM International NV	11,822	4,038,834
ASML Holding NV	103,184	63,736,438
Euronext NV, 144A	21,477	1,570,600
EXOR NV*	27,361	2,256,142
Heineken Holding NV	30,286	2,593,112
Heineken NV	66,359	6,773,135
IMCD NV	14,882	2,359,530
ING Groep NV	954,792	13,397,117
JDE Peet’s NV	28,028	825,323
Just Eat Takeaway.com NV, 144A*	46,009	1,007,339
Koninklijke Ahold Delhaize NV	267,168	8,481,748
Koninklijke DSM NV	45,135	5,571,176
Koninklijke KPN NV	837,723	2,871,720
Koninklijke Philips NV	230,353	3,764,306
NN Group NV	69,991	2,835,330
OCI NV	26,282	872,872
Prosus NV*	205,354	14,752,425
QIAGEN NV*	57,930	2,669,033
Randstad NV	29,780	1,830,052
Stellantis NV	576,689	10,097,345
Universal Music Group NV	187,512	4,432,709
Wolters Kluwer NV	64,529	7,470,218

(Cost $130,698,494)		184,980,847

New Zealand - 0.2%
Auckland International Airport Ltd.*	313,107	1,692,013
Fisher & Paykel Healthcare Corp. Ltd.	152,477	2,449,305
Mercury NZ Ltd.	173,593	672,975
Meridian Energy Ltd.	316,862	1,040,313
Spark New Zealand Ltd.	505,028	1,561,294
Xero Ltd.*	33,671	1,760,466

(Cost $8,259,716)		9,176,366

Norway - 0.7%
Adevinta ASA*	67,808	507,345
Aker BP ASA	79,978	2,158,716
DNB Bank ASA	243,083	4,859,413
Equinor ASA	245,598	7,571,470
Gjensidige Forsikring ASA	46,869	832,240
Kongsberg Gruppen ASA	22,072	918,604
Mowi ASA	104,120	1,801,205
Norsk Hydro ASA	350,487	2,553,525
Orkla ASA	189,190	1,273,801
Salmar ASA	14,747	613,464
Telenor ASA	178,522	2,003,576
Yara International ASA	41,555	1,977,152

(Cost $27,121,800)		27,070,511

Portugal - 0.2%
EDP-Energias de Portugal SA	717,173	3,622,854
Galp Energia SGPS SA	131,333	1,605,810
Jeronimo Martins SGPS SA	71,713	1,473,024

(Cost $5,744,128)		6,701,688

Singapore - 1.4%
CapitaLand Ascendas REIT	844,199	1,734,162
CapitaLand Integrated Commercial Trust REIT	1,442,734	2,075,645
Capitaland Investment Ltd.	659,000	1,817,998
City Developments Ltd.	108,000	617,509
DBS Group Holdings Ltd.	461,087	11,684,039
Genting Singapore Ltd.	1,694,878	1,282,046
Grab Holdings Ltd., Class A*	325,431	1,044,634
Jardine Cycle & Carriage Ltd.	18,700	412,012
Keppel Corp. Ltd.	361,300	1,468,296
Mapletree Logistics Trust REIT	865,975	1,085,319
Mapletree Pan Asia Commercial Trust REIT	492,400	628,075
Oversea-Chinese Banking Corp. Ltd.	855,987	8,042,831
Sea Ltd., ADR*(b)	92,927	5,807,008
Sembcorp Marine Ltd.*(d)	6,904,710	650,301
Singapore Airlines Ltd.	362,450	1,529,416
Singapore Exchange Ltd.	211,300	1,364,843
Singapore Technologies Engineering Ltd.	437,000	1,156,951
Singapore Telecommunications Ltd.	2,164,989	3,805,127
United Overseas Bank Ltd.	300,654	6,671,043
UOL Group Ltd.	113,081	572,764
Venture Corp. Ltd.	61,700	785,635
Wilmar International Ltd.	480,266	1,403,276

(Cost $58,740,697)		55,638,930

Spain - 2.6%
Acciona SA	6,206	1,169,064
ACS Actividades de Construccion y Servicios SA(b)	52,974	1,605,837
Aena SME SA, 144A*	18,904	2,927,234
Amadeus IT Group SA*	115,968	7,285,967
Banco Bilbao Vizcaya Argentaria SA	1,546,665	12,061,549
Banco Santander SA	4,303,621	16,944,600
CaixaBank SA	1,137,120	4,873,470
Cellnex Telecom SA, 144A*	145,722	5,480,870
Corp ACCIONA Energias Renovables SA	17,501	677,866
EDP Renovaveis SA	72,054	1,479,266
Enagas SA	61,851	1,109,520
Endesa SA	80,313	1,577,467
Ferrovial SA	126,894	3,524,507
Grifols SA*(b)	68,604	837,008
Iberdrola SA	1,570,759	18,051,025
Industria de Diseno Textil SA	280,649	8,635,148
Naturgy Energy Group SA	39,696	1,094,167
Red Electrica Corp. SA	102,362	1,700,895
Repsol SA	357,726	5,677,395
Telefonica SA	1,339,767	5,454,309

(Cost $112,260,217)		102,167,164

Sweden - 3.1%
Alfa Laval AB	73,194	2,412,298
Assa Abloy AB, Class B	255,936	6,237,034
Atlas Copco AB, Class A	681,682	8,119,231
Atlas Copco AB, Class B	410,191	4,334,670
Boliden AB	69,847	2,870,146
Electrolux AB, Class B(b)	55,555	674,111
Embracer Group AB*(b)	160,757	777,678
Epiroc AB, Class A	166,586	3,206,637
Epiroc AB, Class B	104,416	1,719,652
EQT AB	90,076	2,022,149
Essity AB, Class B(b)	156,704	4,236,457
Evolution AB, 144A	46,998	5,686,632
Fastighets AB Balder, Class B*	184,063	914,688
Getinge AB, Class B	57,472	1,238,053
H & M Hennes & Mauritz AB, Class B(b)	182,321	2,299,739
Hexagon AB, Class B	503,391	5,585,486
Holmen AB, Class B	24,773	1,001,049
Husqvarna AB, Class B	106,254	943,172
Industrivarden AB, Class A	32,754	901,768
Industrivarden AB, Class C(b)	43,590	1,197,601
Indutrade AB	69,026	1,470,462
Investment AB Latour, Class B(b)	35,300	732,438
Investor AB, Class A	124,411	2,555,251
Investor AB, Class B	471,389	9,123,368
Kinnevik AB, Class B*(b)	58,115	866,895
L E Lundbergforetagen AB, Class B	20,754	964,938
Lifco AB, Class B	59,606	1,193,487
Nibe Industrier AB, Class B	388,535	4,023,423
Sagax AB, Class B	46,317	1,141,996
Sandvik AB	274,462	5,658,091
Securitas AB, Class B	121,376	1,047,952
Skandinaviska Enskilda Banken AB, Class A	413,183	5,172,682
Skanska AB, Class B	85,500	1,556,773

SKF AB, Class B	97,154	1,850,177
Svenska Cellulosa AB SCA, Class B	152,159	2,126,563
Svenska Handelsbanken AB, Class A(b)	368,337	3,909,270
Swedbank AB, Class A	231,472	4,727,619
Swedish Orphan Biovitrum AB*	45,526	1,048,559
Tele2 AB, Class B(b)	144,537	1,330,215
Telefonaktiebolaget LM Ericsson, Class B	750,293	4,164,313
Telia Co. AB	673,573	1,740,557
Volvo AB, Class A	57,781	1,204,415
Volvo AB, Class B	380,734	7,630,683
Volvo Car AB, Class B*(b)	139,267	658,019

(Cost $112,939,827)		122,276,397

Switzerland - 10.3%
ABB Ltd.	403,134	13,388,577
Adecco Group AG	39,570	1,405,757
Alcon, Inc.	128,554	8,757,259
Bachem Holding AG(b)	7,762	774,263
Baloise Holding AG	11,261	1,871,154
Banque Cantonale Vaudoise	7,975	710,836
Barry Callebaut AG	945	1,880,268
BKW AG	5,398	787,477
Chocoladefabriken Lindt & Spruengli AG	27	2,989,967
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	276	3,024,176
Cie Financiere Richemont SA, Class A	133,783	20,134,565
Clariant AG*	51,742	837,783
Coca-Cola HBC AG*	56,297	1,440,338
Credit Suisse Group AG	881,007	2,667,762
EMS-Chemie Holding AG	1,762	1,333,871
Geberit AG	9,303	5,027,581
Givaudan SA	2,386	7,197,140
Glencore PLC	2,633,644	15,692,094
Holcim AG*	142,141	8,774,303
Julius Baer Group Ltd.	55,078	3,646,721
Kuehne + Nagel International AG	14,087	3,604,573
Logitech International SA	43,716	2,389,446
Lonza Group AG	19,118	11,383,314
Nestle SA	702,761	79,151,549
Novartis AG	554,480	46,673,222
Partners Group Holding AG	5,884	5,582,569
Roche Holding AG	180,075	51,966,221
Roche Holding AG	6,744	2,085,101
Schindler Holding AG	5,970	1,283,564
Schindler Holding AG Participation Certificates	10,731	2,408,593
SGS SA	1,605	3,677,433
SIG Group AG*	77,094	1,864,630
Sika AG	37,603	10,536,106
Sonova Holding AG	13,529	3,321,022
STMicroelectronics NV	175,229	8,419,058
Straumann Holding AG	28,124	3,728,069
Swatch Group AG - Bearer	7,517	2,611,416
Swatch Group AG - Registered	13,414	856,667
Swiss Life Holding AG	7,720	4,640,934
Swiss Prime Site AG	18,827	1,589,156
Swiss Re AG	77,469	8,077,142
Swisscom AG	6,633	4,087,480
Temenos AG	17,276	1,270,777
UBS Group AG	856,151	18,589,253
VAT Group AG, 144A	6,797	2,052,415
Zurich Insurance Group AG	38,500	18,247,492

(Cost $337,030,434)		402,439,094

United Kingdom - 14.4%
3i Group PLC	248,719	4,867,525
abrdn PLC(b)	544,103	1,469,950
Admiral Group PLC	45,293	1,199,120
Anglo American PLC	325,504	11,293,759
Ashtead Group PLC	112,859	7,479,963
Associated British Foods PLC	90,264	2,179,082
AstraZeneca PLC	396,583	51,900,871
Auto Trader Group PLC, 144A	253,814	1,817,758
Aviva PLC	727,349	3,905,518
BAE Systems PLC	793,640	8,572,580
Barclays PLC	4,069,396	8,548,410
Barratt Developments PLC	245,920	1,387,621
Berkeley Group Holdings PLC	29,808	1,504,458
BP PLC	4,646,585	30,768,255
British American Tobacco PLC	544,744	20,597,646
British Land Co. PLC REIT	245,549	1,319,368
BT Group PLC	1,756,381	2,943,997
Bunzl PLC	85,248	3,039,303
Burberry Group PLC	99,571	2,953,504
CNH Industrial NV	263,736	4,330,755
Coca-Cola Europacific Partners PLC	51,871	2,852,905
Compass Group PLC	451,959	10,437,871
Croda International PLC	36,852	2,908,767
Diageo PLC	582,114	24,709,921
Entain PLC	153,832	2,515,577
GSK PLC	1,042,641	17,876,530
Haleon PLC*	1,280,934	4,960,516
Halma PLC	95,516	2,486,251
Hargreaves Lansdown PLC	86,976	867,920
HSBC Holdings PLC	5,107,899	39,051,512
Imperial Brands PLC	227,543	5,487,689
Informa PLC	356,473	2,865,990
InterContinental Hotels Group PLC	45,612	3,075,699
Intertek Group PLC	43,446	2,181,292
J Sainsbury PLC	417,133	1,345,690
JD Sports Fashion PLC	594,127	1,294,224
Johnson Matthey PLC	45,448	1,192,837
Kingfisher PLC	486,518	1,680,719
Land Securities Group PLC REIT	177,506	1,468,544

Legal & General Group PLC	1,555,090	4,786,714
Lloyds Banking Group PLC	17,237,544	10,910,330
London Stock Exchange Group PLC	83,770	7,488,690
M&G PLC	625,618	1,612,661
Melrose Industries PLC	1,022,100	1,842,306
Mondi PLC	121,360	2,038,582
National Grid PLC	938,099	11,825,557
NatWest Group PLC	1,364,307	4,796,811
Next PLC	32,546	2,678,504
Ocado Group PLC*	144,264	952,322
Pearson PLC	166,446	1,838,726
Persimmon PLC	80,005	1,397,800
Phoenix Group Holdings PLC	171,621	1,307,556
Prudential PLC	705,459	10,772,491
Reckitt Benckiser Group PLC	183,191	12,696,647
RELX PLC	492,247	14,820,252
Rentokil Initial PLC	656,603	4,046,911
Rio Tinto PLC	286,647	19,694,604
Rolls-Royce Holdings PLC*	2,111,816	3,681,764
Sage Group PLC	253,779	2,285,163
Schroders PLC	237,654	1,421,879
Segro PLC REIT	304,533	3,016,177
Severn Trent PLC	66,819	2,211,069
Shell PLC	1,807,213	54,921,236
Smith & Nephew PLC	219,282	3,128,235
Smiths Group PLC	86,578	1,836,516
Spirax-Sarco Engineering PLC	18,557	2,608,244
SSE PLC	273,756	5,747,714
St James’s Place PLC	141,167	2,176,023
Standard Chartered PLC	631,409	5,955,926
Taylor Wimpey PLC	849,762	1,259,272
Tesco PLC	1,903,260	5,837,810
Unilever PLC	647,992	32,237,535
United Utilities Group PLC	170,449	2,087,151
Vodafone Group PLC	6,701,574	8,043,258
Whitbread PLC	53,702	1,995,354
WPP PLC	278,818	3,434,254

(Cost $578,143,333)		560,731,941

TOTAL COMMON STOCKS (Cost $3,435,507,090)		3,812,975,152

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	15,698	1,490,189
Dr Ing hc F Porsche AG*	28,764	3,471,343
Henkel AG & Co. KGaA	46,407	3,378,009
Porsche Automobil Holding SE	38,591	2,194,360
Sartorius AG	6,114	2,603,525
Volkswagen AG	48,233	6,589,233

(Cost $22,934,945)		19,726,659

RIGHTS - 0.0%
Hong Kong - 0.0%
Link REIT*, expires 3/27/23
(Cost $0)	106,717	100,607

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	255,836	298,795

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39% (e)(f)
(Cost $20,620,970)	20,620,970	20,620,970

CASH EQUIVALENTS - 4.0%
DWS ESG Liquidity Fund “Capital Shares”, 4.73%(e)	11,662,088	11,662,088
DWS Government Money Market Series “Institutional Shares”, 4.51%(e)	143,350,032	143,350,032

TOTAL CASH EQUIVALENTS (Cost $155,012,120)		155,012,120

TOTAL INVESTMENTS - 103.0% (Cost $3,634,075,125)		$4,008,734,303
Other assets and liabilities, net - (3.0%)		(114,963,413)

NET ASSETS - 100.0%		$3,893,770,890

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023

COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG(c)
6,384,048	995,992	(1,588,885)	(2,982,868)	3,809,690	—	—	530,250	6,617,977
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(e)(f)
87,362,002	—	(66,741,032)(g)	—	—	424,317	—	20,620,970	20,620,970
CASH EQUIVALENTS — 4.0%
DWS ESG Liquidity Fund “Capital Shares”, 4.73%(e)
11,386,377	268,875	—	—	6,836	267,056	—	11,662,088	11,662,088
DWS Government Money Market Series “Institutional Shares”, 4.51%(e)
—	1,933,505,250	(1,790,155,218)	—	—	1,566,480	—	143,350,032	143,350,032

105,132,427	1,934,770,117	(1,858,485,135)	(2,982,868)	3,816,526	2,257,853	—	176,163,340	182,251,067

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $81,044,040, which is 2.1% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $69,305,246.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2023 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$735,257,357	19.2%
Industrials	590,200,996	15.4
Health Care	489,228,089	12.8
Consumer Discretionary	445,374,486	11.6
Consumer Staples	386,777,597	10.1
Information Technology	310,216,496	8.1
Materials	295,517,127	7.7
Energy	184,981,020	4.8
Communication Services	171,679,609	4.5
Utilities	126,909,872	3.3
Real Estate	96,958,564	2.5

Total	$3,833,101,213	100.0%

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
AMSTERDAM Index Futures	EUR	12	$1,938,341	$1,913,710	3/17/2023	$(24,631)
CAC40 10 EURO Futures	EUR	46	3,522,124	3,540,567	3/17/2023	18,443
DAX Index Futures	EUR	6	2,343,171	2,444,239	3/17/2023	101,068
FTSE 100 Index Futures	GBP	35	3,242,113	3,309,673	3/17/2023	67,560
IBEX 35 Index Futures	EUR	10	978,350	995,571	3/17/2023	17,221
MSCI EAFE Futures	USD	215	21,469,475	22,000,950	3/17/2023	531,475
MSCI Singapore Index Futures	SGD	50	1,112,349	1,088,843	3/30/2023	(23,506)
OMXS30 Index Futures	SEK	69	1,479,204	1,468,590	3/17/2023	(10,614)
SPI 200 Futures	AUD	25	3,010,611	3,027,210	3/16/2023	16,599
SWISS MKT IX Futures	CHF	26	3,038,822	3,042,926	3/17/2023	4,104
TOPIX Index Futures	JPY	40	5,673,984	5,860,967	3/09/2023	186,983

Total net unrealized appreciation						$884,702

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

As of February 28, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co	3/2/2023	AUD	152,691,942	USD	107,713,477	$4,967,040	$—
JP Morgan & Chase Co.	3/2/2023	AUD	23,190,000	USD	16,358,667	754,111	—
JP Morgan & Chase Co.	3/2/2023	AUD	128,137,200	USD	90,391,825	4,168,279	—
RBC Capital Markets	3/2/2023	AUD	137,608,500	USD	97,073,164	4,476,378	—
Goldman Sachs & Co.	3/2/2023	CHF	128,825,200	USD	140,638,097	3,859,204	—
JP Morgan & Chase Co.	3/2/2023	CHF	121,102,500	USD	132,206,237	3,626,846	—
RBC Capital Markets	3/2/2023	CHF	91,688,200	USD	100,097,490	2,748,443	—
RBC Capital Markets	3/2/2023	CHF	13,697,000	USD	14,953,008	410,352	—
Goldman Sachs & Co.	3/2/2023	DKK	232,499,300	USD	34,011,015	971,702	—
JP Morgan & Chase Co.	3/2/2023	DKK	255,700,200	USD	37,401,388	1,065,111	—
RBC Capital Markets	3/2/2023	DKK	260,206,400	USD	38,064,131	1,087,500	—
Goldman Sachs & Co.	3/2/2023	EUR	332,209,300	USD	361,445,379	10,067,540	—
Goldman Sachs & Co.	3/2/2023	EUR	70,540,000	USD	76,746,744	2,136,573	—
JP Morgan & Chase Co.	3/2/2023	EUR	373,819,100	USD	406,714,059	11,325,526	—
RBC Capital Markets	3/2/2023	EUR	391,675,100	USD	426,144,467	11,869,640	—
Goldman Sachs & Co.	3/2/2023	GBP	129,163,700	USD	159,108,754	3,744,131	—
JP Morgan & Chase Co.	3/2/2023	GBP	8,972,000	USD	11,051,889	259,914	—
JP Morgan & Chase Co.	3/2/2023	GBP	163,585,200	USD	201,510,466	4,741,923	—
RBC Capital Markets	3/2/2023	GBP	167,745,300	USD	206,635,035	4,862,514	—
Goldman Sachs & Co.	3/2/2023	ILS	22,112,400	USD	6,403,915	351,362	—
JP Morgan & Chase Co.	3/2/2023	ILS	20,482,700	USD	5,931,942	325,466	—
RBC Capital Markets	3/2/2023	ILS	18,752,200	USD	5,430,777	297,969	—
Goldman Sachs & Co.	3/2/2023	JPY	4,113,218,000	USD	31,747,616	1,537,797	—
Goldman Sachs & Co.	3/2/2023	JPY	30,993,328,100	USD	239,223,576	11,590,892	—
JP Morgan & Chase Co.	3/2/2023	JPY	32,788,471,800	USD	253,079,484	12,262,240	—
RBC Capital Markets	3/2/2023	JPY	40,142,545,200	USD	309,841,077	15,011,323	—
Goldman Sachs & Co.	3/2/2023	NOK	74,833,200	USD	7,501,737	295,705	—
JP Morgan & Chase Co.	3/2/2023	NOK	94,791,400	USD	9,501,897	373,999	—
RBC Capital Markets	3/2/2023	NOK	106,084,300	USD	10,634,538	419,194	—
Goldman Sachs & Co.	3/2/2023	NZD	3,551,400	USD	2,295,891	100,060	—
JP Morgan & Chase Co.	3/2/2023	NZD	3,866,400	USD	2,499,454	108,858	—
RBC Capital Markets	3/2/2023	NZD	3,976,000	USD	2,570,385	112,023	—
Goldman Sachs & Co.	3/2/2023	SEK	62,128,000	USD	5,943,297	8,257	—
Goldman Sachs & Co.	3/2/2023	SEK	360,660,300	USD	34,502,052	48,451	—
JP Morgan & Chase Co.	3/2/2023	SEK	451,417,000	USD	43,181,477	57,958	—
RBC Capital Markets	3/2/2023	SEK	461,198,100	USD	44,119,435	61,535	—
Goldman Sachs & Co.	3/2/2023	SGD	21,008,600	USD	15,993,453	413,639	—
JP Morgan & Chase Co.	3/2/2023	SGD	23,183,400	USD	17,648,752	456,123	—
RBC Capital Markets	3/2/2023	SGD	20,618,200	USD	15,696,249	405,953	—
RBC Capital Markets	3/2/2023	SGD	1,474,000	USD	1,122,076	28,969	—
Goldman Sachs & Co.	3/2/2023	USD	100,855,679	AUD	149,559,842	—	(216,833)
Goldman Sachs & Co.	3/2/2023	USD	2,107,308	AUD	3,132,100	282	—
JP Morgan & Chase Co.	3/2/2023	USD	102,047,497	AUD	151,327,200	—	(219,396)
RBC Capital Markets	3/2/2023	USD	92,796,292	AUD	137,608,500	—	(199,506)
Goldman Sachs & Co.	3/2/2023	USD	134,761,590	CHF	126,305,300	—	(658,176)
Goldman Sachs & Co.	3/2/2023	USD	2,678,790	CHF	2,519,900	—	(3,311)
JP Morgan & Chase Co.	3/2/2023	USD	129,210,456	CHF	121,102,500	—	(631,064)
RBC Capital Markets	3/2/2023	USD	112,440,864	CHF	105,385,200	—	(549,162)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	USD	33,128,997	DKK	232,499,300	$—	$(89,684)
JP Morgan & Chase Co.	3/2/2023	USD	746,311	DKK	5,265,800	1,985	—
JP Morgan & Chase Co.	3/2/2023	USD	35,684,583	DKK	250,434,400	—	(96,602)
RBC Capital Markets	3/2/2023	USD	866,640	DKK	5,924,000	—	(24,810)
RBC Capital Markets	3/2/2023	USD	36,232,887	DKK	254,282,400	—	(98,086)
Goldman Sachs & Co.	3/2/2023	USD	418,328,966	EUR	394,463,900	—	(1,104,424)
Goldman Sachs & Co.	3/2/2023	USD	8,740,641	EUR	8,285,400	22,828	—
JP Morgan & Chase Co.	3/2/2023	USD	396,435,156	EUR	373,819,100	—	(1,046,623)
RBC Capital Markets	3/2/2023	USD	415,371,444	EUR	391,675,100	—	(1,096,616)
Goldman Sachs & Co.	3/2/2023	USD	156,372,033	GBP	129,163,700	—	(1,007,410)
JP Morgan & Chase Co.	3/2/2023	USD	204,875,515	GBP	169,227,700	—	(1,319,889)
JP Morgan & Chase Co.	3/2/2023	USD	3,976,795	GBP	3,329,500	28,096	—
RBC Capital Markets	3/2/2023	USD	203,080,847	GBP	167,745,300	—	(1,308,327)
Goldman Sachs & Co.	3/2/2023	USD	115,217	ILS	421,800	237	—
Goldman Sachs & Co.	3/2/2023	USD	5,423,652	ILS	19,812,600	—	(594)
Goldman Sachs & Co.	3/2/2023	USD	543,896	ILS	1,878,000	—	(29,855)
JP Morgan & Chase Co.	3/2/2023	USD	5,607,090	ILS	20,482,700	—	(614)
RBC Capital Markets	3/2/2023	USD	5,133,370	ILS	18,752,200	—	(562)
Goldman Sachs & Co.	3/2/2023	USD	5,618,960	JPY	766,223,900	8,625	—
Goldman Sachs & Co.	3/2/2023	USD	252,103,823	JPY	34,340,322,200	111,096	—
JP Morgan & Chase Co.	3/2/2023	USD	240,711,168	JPY	32,788,471,800	106,075	—
RBC Capital Markets	3/2/2023	USD	294,699,888	JPY	40,142,545,200	129,867	—
Goldman Sachs & Co.	3/2/2023	USD	7,232,672	NOK	74,833,200	—	(26,640)
JP Morgan & Chase Co.	3/2/2023	USD	181,672	NOK	1,887,200	55	—
JP Morgan & Chase Co.	3/2/2023	USD	8,979,244	NOK	92,904,200	—	(33,073)
RBC Capital Markets	3/2/2023	USD	963,517	NOK	9,611,000	—	(38,030)
RBC Capital Markets	3/2/2023	USD	9,324,200	NOK	96,473,300	—	(34,344)
Goldman Sachs & Co.	3/2/2023	USD	2,200,270	NZD	3,551,400	—	(4,439)
JP Morgan & Chase Co.	3/2/2023	USD	49,384	NZD	80,100	142	—
JP Morgan & Chase Co.	3/2/2023	USD	2,345,802	NZD	3,786,300	—	(4,732)
RBC Capital Markets	3/2/2023	USD	60,771	NZD	94,000	—	(2,650)
RBC Capital Markets	3/2/2023	USD	2,405,093	NZD	3,882,000	—	(4,852)
Goldman Sachs & Co.	3/2/2023	USD	40,541,233	SEK	422,788,300	—	(152,591)
JP Morgan & Chase Co.	3/2/2023	USD	42,378,277	SEK	441,946,100	—	(159,506)
JP Morgan & Chase Co.	3/2/2023	USD	901,557	SEK	9,470,900	3,191	—
RBC Capital Markets	3/2/2023	USD	44,224,354	SEK	461,198,100	—	(166,454)
Goldman Sachs & Co.	3/2/2023	USD	15,606,433	SGD	21,008,600	—	(26,619)
JP Morgan & Chase Co.	3/2/2023	USD	348,142	SGD	470,100	480	—
JP Morgan & Chase Co.	3/2/2023	USD	16,872,785	SGD	22,713,300	—	(28,779)
RBC Capital Markets	3/2/2023	USD	16,411,395	SGD	22,092,200	—	(27,992)
Goldman Sachs & Co.	3/3/2023	HKD	290,876,300	USD	37,170,078	107,178	—
JP Morgan & Chase Co.	3/3/2023	HKD	239,832,000	USD	30,645,725	86,792	—
RBC Capital Markets	3/3/2023	HKD	278,090,400	USD	35,533,106	99,361	—
RBC Capital Markets	3/3/2023	HKD	42,481,000	USD	5,428,005	15,158	—
Goldman Sachs & Co.	3/3/2023	USD	36,289,833	HKD	284,838,900	3,792	—
Goldman Sachs & Co.	3/3/2023	USD	769,330	HKD	6,037,400	—	(56)
JP Morgan & Chase Co.	3/3/2023	USD	30,553,793	HKD	239,832,000	5,139	—
RBC Capital Markets	3/3/2023	USD	40,842,324	HKD	320,571,400	4,268	—
Goldman Sachs & Co.	4/4/2023	AUD	149,559,842	USD	100,976,225	202,949	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
JP Morgan & Chase Co.	4/4/2023	AUD	151,327,200	USD	102,169,316	$205,196	$—
RBC Capital Markets	4/4/2023	AUD	137,608,500	USD	92,907,204	186,731	—
RBC Capital Markets	4/4/2023	AUD	5,608,000	USD	3,786,219	7,554	—
Goldman Sachs & Co.	4/4/2023	CHF	126,305,300	USD	135,244,270	601,393	—
JP Morgan & Chase Co.	4/4/2023	CHF	121,102,500	USD	129,668,394	571,760	—
RBC Capital Markets	4/4/2023	CHF	11,591,000	USD	12,411,141	55,004	—
RBC Capital Markets	4/4/2023	CHF	105,385,200	USD	112,843,598	501,783	—
Goldman Sachs & Co.	4/4/2023	DKK	232,499,300	USD	33,202,631	79,625	—
JP Morgan & Chase Co.	4/4/2023	DKK	250,434,400	USD	35,763,059	84,930	—
RBC Capital Markets	4/4/2023	DKK	71,446,000	USD	10,202,831	24,279	—
RBC Capital Markets	4/4/2023	DKK	254,282,400	USD	36,313,420	87,085	—
Goldman Sachs & Co.	4/4/2023	EUR	394,463,900	USD	419,147,873	1,008,715	—
JP Morgan & Chase Co.	4/4/2023	EUR	373,819,100	USD	397,210,830	955,548	—
RBC Capital Markets	4/4/2023	EUR	391,675,100	USD	416,184,561	1,001,583	—
RBC Capital Markets	4/4/2023	EUR	72,438,000	USD	76,969,721	184,078	—
Goldman Sachs & Co.	4/4/2023	GBP	129,163,700	USD	156,463,094	993,741	—
JP Morgan & Chase Co.	4/4/2023	GBP	169,227,700	USD	204,993,974	1,301,133	—
RBC Capital Markets	4/4/2023	GBP	167,745,300	USD	203,199,108	1,290,574	—
RBC Capital Markets	4/4/2023	GBP	28,816,000	USD	34,905,887	221,182	—
Goldman Sachs & Co.	4/4/2023	HKD	284,838,900	USD	36,345,168	—	(5,953)
JP Morgan & Chase Co.	4/4/2023	HKD	239,832,000	USD	30,600,552	—	(6,792)
RBC Capital Markets	4/4/2023	HKD	320,571,400	USD	40,904,831	—	(6,469)
Goldman Sachs & Co.	4/4/2023	ILS	19,812,600	USD	5,429,002	—	(475)
JP Morgan & Chase Co.	4/4/2023	ILS	20,482,700	USD	5,612,621	—	(491)
RBC Capital Markets	4/4/2023	ILS	4,622,000	USD	1,266,248	—	(372)
RBC Capital Markets	4/4/2023	ILS	18,752,200	USD	5,138,434	—	(449)
Goldman Sachs & Co.	4/4/2023	JPY	34,340,322,200	USD	253,267,759	—	(255,370)
JP Morgan & Chase Co.	4/4/2023	JPY	32,788,471,800	USD	241,823,398	—	(242,938)
RBC Capital Markets	4/4/2023	JPY	40,142,545,200	USD	296,061,577	—	(297,426)
RBC Capital Markets	4/4/2023	JPY	5,099,728,000	USD	37,611,237	—	(38,352)
Goldman Sachs & Co.	4/4/2023	NOK	74,833,200	USD	7,244,757	24,960	—
JP Morgan & Chase Co.	4/4/2023	NOK	92,904,200	USD	8,994,248	30,987	—
RBC Capital Markets	4/4/2023	NOK	18,542,000	USD	1,795,066	6,161	—
RBC Capital Markets	4/4/2023	NOK	96,473,300	USD	9,339,780	32,178	—
Goldman Sachs & Co.	4/4/2023	NZD	3,551,400	USD	2,200,408	4,486	—
Goldman Sachs & Co.	4/4/2023	NZD	2,871,000	USD	1,778,760	3,547	—
JP Morgan & Chase Co.	4/4/2023	NZD	3,786,300	USD	2,345,950	4,783	—
RBC Capital Markets	4/4/2023	NZD	3,882,000	USD	2,405,245	4,904	—
Goldman Sachs & Co.	4/4/2023	SEK	422,788,300	USD	40,611,134	144,120	—
JP Morgan & Chase Co.	4/4/2023	SEK	441,946,100	USD	42,451,346	150,651	—
RBC Capital Markets	4/4/2023	SEK	461,198,100	USD	44,300,606	157,213	—
RBC Capital Markets	4/4/2023	SEK	83,791,000	USD	8,048,464	28,442	—
Goldman Sachs & Co.	4/4/2023	SGD	21,008,600	USD	15,619,150	24,917	—
JP Morgan & Chase Co.	4/4/2023	SGD	22,713,300	USD	16,886,270	26,676	—
RBC Capital Markets	4/4/2023	SGD	22,092,200	USD	16,424,768	26,203	—
RBC Capital Markets	4/4/2023	SGD	645,000	USD	479,523	754	—
Goldman Sachs & Co.	4/4/2023	USD	5,209,277	HKD	40,822,000	424	—

Total unrealized appreciation (depreciation)						$132,381,396	$(11,267,388)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2023.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,812,324,851	$—	$650,301	$3,812,975,152
Preferred Stocks	19,726,659	—	—	19,726,659
Rights	—	100,607	—	100,607
Warrants	298,795	—	—	298,795
Short-Term Investments(a)	175,633,090	—	—	175,633,090
Derivatives(b)
Forward Foreign Currency Contracts	—	132,381,396	—	132,381,396
Futures Contracts	943,453	—	—	943,453

TOTAL	$4,008,926,848	$132,482,003	$650,301	$4,142,059,152

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(11,267,388)	$—	$(11,267,388)
Futures Contracts	(58,751)	—	—	(58,751)

TOTAL	$(58,751)	$(11,267,388)	$—	$(11,326,139)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEF-PH3

R-089711-1 (5/24) DBX005195 (5/24)